GOING CONCERN (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
GOING CONCERN
Cash and cash equivalents	$ 2,472,000		$ 2,904,430	$ 2,407,843
Working capital deficit	27,423,000		24,739,000
Net loss	6,669,745	$ 6,977,339	16,057,672	22,508,208
Net cash used in operating activities	$ 2,810,836	$ 2,825,807	$ 9,792,223	$ 5,959,133